Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

16	Subsequent events

The Company has assessed all subsequent events through April 30, 2026, which is the date that these consolidated financial statements are available to be issued and other than the following, there are no further material subsequent events that require disclosure in these consolidated financial statements.

On January 29, 2026, the Company received a Staff Delisting Determination letter from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”), notifying the Company that Nasdaq had initiated delisting proceedings due to non-compliance with Nasdaq Listing Rule 5550(a)(2), which requires a minimum bid price of $1.00 per share. The Company was not eligible for an additional 180-day compliance period as it had effected a reverse stock split to cure a prior deficiency within the preceding twelve months. The Company subsequently requested a hearing. On March 2, 2026, Nasdaq notified the Company that it had regained compliance with the minimum bid price requirement. As a result, the previously scheduled hearing was cancelled, and the Company’s Class A Ordinary Shares continue to be listed and traded on Nasdaq.

On February 10, 2026, the Company entered into a non-binding Letter of Intent with Orbis Technology Limited (“Orbis”), to negotiate a proposed reverse merger transaction involving the acquisition of the entire issued share capital and business of Orbis through the issuance of the Company’s shares. Upon completion of the proposed transaction, the existing shareholders of Orbis, including its co-founders, are expected to hold a majority of the Company’s issued shares, while the Company’s current shareholders would hold a minority interest. The Company intends to maintain its dual-class share structure following the transaction. The parties are in the process of negotiating a definitive agreement; however, there can be no assurance that such a definitive agreement will be entered into.

On March 9, 2026, Goh Kian Hwa and Lung Lay Hua each converted 1,462,590 Class B Ordinary Shares to Class A Ordinary Shares. Following the conversion, Goh Kian Hwa and Lung Lay Hua each held 408,784 Class B Ordinary Shares and 1,462,590 Class A Ordinary Shares, representing 32.045% of the total Ordinary Shares and 48.79% of the voting power of the Company.